UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6619

Nuveen New York Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Premium Income Municipal Fund, Inc.
	(formerly known as Nuveen Insured New York Premium Income Municipal Fund, Inc.) (NNF)
	December 31, 2011

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.7% (1.1% of Total Investments)
$ 3,060	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.125%, 6/01/42	6/16 at 100.00	BBB–	$ 2,184,259
	Education and Civic Organizations – 21.5% (14.6% of Total Investments)
	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,
	Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	AA–	1,945,935
500	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	635,590
435	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	BBB	455,315
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
50	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/12 at 100.00	A2	50,114
	Series 2001, 5.000%, 7/01/20 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	Aa2	1,067,350
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
635	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	664,547
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
970	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	Aa2	1,017,967
	Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured
255	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	BBB	260,967
	5.000%, 7/01/37 – FGIC Insured
600	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart,	5/21 at 100.00	AA–	670,440
	Series 2011, 5.750%, 11/01/40 – AGM Insured
345	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA–	369,540
	5.000%, 7/01/32 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	1,107,300
	2009A, 5.250%, 7/01/34
3,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	3,203,820
	2009B, 5.000%, 7/01/39
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
250	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	307,530
200	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	246,456
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	Aa3	1,186,660
	Facilities, Series 1993A, 5.500%, 5/15/19 – AMBAC Insured
2,200	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AA–	2,564,056
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – AGM Insured
1,935	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/15 at 100.00	AA–	2,147,753
	Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured
535	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	No Opt. Call	AA+	593,893
	University, Tender Option Bond Trust 3127, 13.205%, 1/01/14 – AMBAC Insured (IF)
	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds,
	Queens Baseball Stadium Project, Series 2009:
400	6.125%, 1/01/29 – AGC Insured	1/19 at 100.00	AA–	439,052
200	6.375%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	217,002
1,110	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	BB+	963,391
	Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured
1,445	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA–	1,668,469
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
415	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	420,922
2,360	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	BBB	2,366,160
2,025	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,873,328
1,250	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of	7/12 at 100.00	Aa2	1,279,500
	Modern Art, Series 1996A, 5.500%, 1/01/21 – AMBAC Insured
350	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	357,343
	Series 2010A, 5.125%, 9/01/40
25,965	Total Education and Civic Organizations			28,080,400
	Health Care – 16.9% (11.5% of Total Investments)
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/12 at 100.00	BBB	3,004,950
	Ellis Hospital, Series 1995, 5.600%, 8/01/25 – NPFG Insured
280	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/19 at 100.00	AA+	334,958
	Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/12 at 100.00	N/R	1,428,756
	Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured
805	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AA–	868,056
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured
1,405	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	1,510,052
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
620	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AA–	644,676
	2007B, 5.125%, 7/01/37 – AGC Insured
2,740	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	Aa2	2,882,179
	Center, Series 2003-1, 5.000%, 7/01/21 – NPFG Insured
1,825	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA–	1,980,636
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
740	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AA–	757,582
	Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured
1,255	Dormitory Authority of the State of New York, Revenue Bonds, Vassar Brothers Hospital, Series	7/12 at 100.00	AA–	1,271,729
	1997, 5.250%, 7/01/17 – AGM Insured
3,450	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/12 at 100.00	Baa1	3,456,866
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/31 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,625	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	1,689,236
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	1,040,340
705	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing	7/21 at 100.00	A–	734,504
	Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group
	Project, Series 2011, 5.000%, 7/01/28
425	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	A3	464,334
	2010-C2, 6.125%, 11/01/37
21,275	Total Health Care			22,068,854
	Housing/Multifamily – 3.7% (2.5% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
400	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	437,212
400	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	447,236
2,165	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA+	2,296,480
	Series 2005A, 5.000%, 7/01/25 – NPFG Insured (UB)
200	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	1/17 at 100.00	Aaa	198,930
	Seaview Towers, Series 2006A, 4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
365	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	377,804
	Series 2010-D1A, 5.000%, 11/01/42
1,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%,	11/17 at 100.00	Aa2	1,015,200
	11/01/37 (Alternative Minimum Tax)
110	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	5/12 at 100.00	AA–	110,205
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
4,640	Total Housing/Multifamily			4,883,067
	Long-Term Care – 0.7% (0.5% of Total Investments)
850	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series	7/12 at 101.00	AA–	869,278
	2001A, 5.000%, 7/01/26 – AGM Insured
	Tax Obligation/General – 6.3% (4.3% of Total Investments)
500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – NPFG Insured	3/13 at 100.00	A2	525,755
315	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – NPFG Insured	No Opt. Call	A2	330,296
210	Nassau County, New York, General Obligation Improvement Bonds, Series 1993H, 5.500%, 6/15/16 –	No Opt. Call	A+	244,730
	NPFG Insured
5	New York City, New York, General Obligation Bonds, Fiscal Series 1998F, 5.250%, 8/01/16 –	2/12 at 100.00	AA	5,020
	FGIC Insured
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	1,108,150
	FGIC Insured
	New York City, New York, General Obligation Bonds, Series 2004E:
1,000	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA	1,097,690
1,100	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA	1,209,714
915	Niagara Falls, New York, General Obligation Bonds, Series 1994, 7.500%, 3/01/13 – NPFG Insured	No Opt. Call	A2	978,199
1,000	Red Hook Central School District, Dutchess County, New York, General Obligation Refunding	6/12 at 100.00	Aa3	1,019,590
	Bonds, Series 2002, 5.125%, 6/15/18 – AGM Insured
1,525	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	BBB+	1,666,261
7,570	Total Tax Obligation/General			8,185,405
	Tax Obligation/Limited – 55.3% (37.6% of Total Investments)
690	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	747,829
	2005A, 5.250%, 7/01/24 – CIFG Insured
50	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/12 at 100.00	AA–	50,061
	Services Facilities, Series 2000D, 5.250%, 8/15/30 – AGM Insured
500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of	8/14 at 100.00	AA–	527,170
	Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – AGM Insured
1,210	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AA–	1,302,178
	2004-2, 5.000%, 7/01/20 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
225	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	251,969
600	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	644,694
	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing
	Program, Series 2002D:
4,300	5.250%, 10/01/23 – NPFG Insured	10/12 at 100.00	A+	4,419,497
875	5.000%, 10/01/30 – NPFG Insured	10/12 at 100.00	A+	882,639
375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	415,121
	2005F, 5.000%, 3/15/21 – AGM Insured
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AA–	532,080
	City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured (UB)
2,615	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AA–	2,911,776
	City School District, Series 2007A, 5.750%, 5/01/28 – AGM Insured (UB)
830	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/18 at 100.00	AA–	941,560
	City School District Project, Series 2008A, 5.750%, 5/01/27 – AGM Insured (UB)
1,000	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	No Opt. Call	AA–	1,072,510
	City School District Project, Series 2009A, 5.000%, 5/01/31
1,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	No Opt. Call	A	1,083,690
	2011A, 5.750%, 2/15/47
5,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	5,023,250
	2/15/47 – FGIC Insured
2,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AA	2,580,000
	5.250%, 11/15/25 – AGM Insured
1,350	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AA–	1,380,362
	5.500%, 7/01/18 – NPFG Insured
1,500	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AA–	1,873,545
	Series 2002A, 5.750%, 7/01/18 – AGM Insured (UB)
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,500	5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	1,532,430
2,000	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	2,031,120
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
1,000	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	1,076,730
580	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	616,105
580	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	616,882
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
920	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	1,009,948
680	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	745,307
4,590	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	4,949,718
20	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	20,872
	Series 2003E, 5.250%, 2/01/22 – NPFG Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	11/20 at 100.00	AAA	2,307,420
	Subordinate Lien Series 2011C, 5.500%, 11/01/35
	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A:
5,340	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	AA+	6,116,430
2,000	5.750%, 4/01/41	4/21 at 100.00	AA–	2,262,540
	New York Convention Center Development Corporation, New York, Hotel Fee Revenue Bonds,
	Tender Option Bonds Trust 3095:
345	13.423%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	404,509
1,365	13.409%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	1,538,068
1,500	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	1,707,945
	4/01/16 – AGM Insured (UB)
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,	4/14 at 100.00	AA	1,080,770
	Series 2004A, 5.000%, 4/01/23 – NPFG Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
2,960	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	3,785,899
500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	559,765
750	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	822,443
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
2,100	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	2,224,992
3,800	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	4,026,176
1,300	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series	No Opt. Call	AA–	1,356,576
	1994A, 5.250%, 1/01/14 – AGM Insured
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	529,295
	2005B, 5.000%, 3/15/30 – AGM Insured
345	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AA–	356,426
	High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	No Opt. Call	AA–	1,142,580
	2002E, 5.500%, 7/01/18 – AGM Insured
1,470	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AA–	1,539,575
	2010C, 5.125%, 8/01/42 – AGM Insured
1,290	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	BBB–	1,104,563
	Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)
66,555	Total Tax Obligation/Limited			72,105,015
	Transportation – 15.5% (10.5% of Total Investments)
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	11/13 at 100.00	AA–	2,126,420
	5.000%, 11/15/25 – AGM Insured
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A:
600	4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AA–	649,386
1,500	4.750%, 11/15/30 – AMBAC Insured	11/15 at 100.00	A	1,535,895
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
500	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	A	517,310
2,010	5.000%, 11/15/25 – FGIC Insured	11/12 at 100.00	A	2,068,190
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	2,057,900
	Series 2002E, 5.000%, 11/15/25 – NPFG Insured
790	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	805,697
	Series 2011, 5.000%, 11/15/44
330	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%,	1/18 at 100.00	A+	370,148
	1/01/25 – FGIC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
925	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	1,009,018
2,240	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	2,400,026
600	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM	7/15 at 100.00	AA–	650,430
	Insured (UB)
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/12 at 100.00	BBB	491,935
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,065,970
565	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	596,623
410	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	Aa2	524,620
	Eighth Series 2008, Trust 2920, 17.424%, 8/15/32 – AGM Insured (IF)
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	982,745
2,300	5.250%, 11/15/22 – NPFG Insured	11/12 at 100.00	Aa3	2,385,951
19,050	Total Transportation			20,238,264
	U.S. Guaranteed – 8.2% (5.5% of Total Investments) (4)
500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A,	10/14 at 100.00	AA+ (4)	561,505
	5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2003C:
715	5.250%, 8/01/20 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	AAA	736,085
2,345	5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	AAA	2,414,154
980	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	Aaa	1,033,312
	Series 2003E, 5.250%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	1,095,930
	Series 2004C, 5.000%, 2/01/19 (Pre-refunded 2/01/14) – SYNCORA GTY Insured
1,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	Aaa	1,577,535
	Fiscal Series 2003D, 5.000%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured
2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/13 at 100.00	AA+ (4)	2,126,420
	Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) – FGIC Insured
85	Niagara Falls, New York, General Obligation Bonds, Series 1994, 7.500%, 3/01/13 –	No Opt. Call	A2 (4)	92,204
	NPFG Insured (ETM)
1,000	Suffolk County Water Authority, New York, Subordinate Lien Waterworks Revenue Bonds, Series	No Opt. Call	BBB (4)	1,020,570
	1993, 5.100%, 6/01/12 – NPFG Insured (ETM)
10,125	Total U.S. Guaranteed			10,657,715
	Utilities – 6.9% (4.7% of Total Investments)
540	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–	566,293
500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	3/12 at 100.00	AA–	500,875
	5.000%, 9/01/27 – AGM Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,270	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	2,492,642
2,930	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–	3,160,093
1,500	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AA+	1,674,315
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	257,628
	5.000%, 12/01/35 – CIFG Insured
250	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	280,698
	11/15/19 – FGIC Insured
8,240	Total Utilities			8,932,544
	Water and Sewer – 10.6% (7.2% of Total Investments)
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/19 at 100.00	AA+	2,249,160
	Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27
1,780	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	1,919,694
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
1,200	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/16 at 100.00	AAA	1,260,792
	Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)
3,305	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	3,534,268
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
1,980	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	2,161,348
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)
2,500	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	2,633,400
	6/01/28 – NPFG Insured (UB)
12,765	Total Water and Sewer			13,758,662
$ 180,095	Total Investments (cost $180,338,823) – 147.3%			191,963,463
	Floating Rate Obligations – (12.7)%			(16,600,000)
	Variable MuniFund Term Preferred Shares, at Liquidation Value – (38.9)% (5)			(50,700,000)
	Other Assets Less Liabilities – 4.3%			5,639,367
	Net Assets Applicable to Common Shares – 100%			$ 130,302,830

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$191,963,463	$—	$191,963,463

During the period ended December 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2011, the cost of investments was $163,615,551.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2011, were as follows:

Gross unrealized:
Appreciation	$12,191,214
Depreciation	(438,567)
Net unrealized appreciation (depreciation) of investments	$11,752,647

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 26.4%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         February 29, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         February 29, 2012